ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of December 31,
	2025	2024
Accrued service fees	$1,085,597	$1,195,851
Penalty payable*	466,469	640,067
Employee advances for service-related expenses	318,500	118,180
Accrual of PIPE dividend	253,750	—
Medical academic conference fees payable	156,248	71,240
Deposits received from potential investors	143,000	—
Payable for short-term lease	93,211	107,471
Staff reimbursement	91,664	178,485
Deposits-others	71,500	68,500
Others	64,363	138,381
Total	$2,744,302	$2,518,175

Penalty payable*: The Company failed to renew its previous manufacture license within the prescribed time period under relevant regulations due to employee oversight in 2021. As a result, there was a time gap of approximately two months between the cancellation of the expired license and the receipt of a new one. In November 2024, the Company was imposed a confiscation of our sales revenue during such period and an administrative penalty in an aggregate amount of $640,067.